Tax Matters	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Tax Matters
27.	Tax Matters
Tax regime applicable to income tax

A.
Income tax is determined on a separate basis; it is not consolidated. According to Peruvian, Colombian, Mexican and Luxembourg current legal legislations, the income tax is paid based on the statutory financial statements and tax losses, additions, and deductions established.

Tax rates

B.	The Group is subject to Peruvian, Colombian, Mexican and Luxembourg Tax Regimes as of December 31, 2025, 2024 and 2023.
The current income tax rates are 29.5% in Peru, 30% in Mexico and 35% in Colombia. In Luxembourg, since 2025, the Corporate Income Tax Rate decreased from 24.9% to 23.87%. The current income tax was calculated based on the taxable income.

Income tax determination

C.
The Group computed its taxable income for the years ended December 31, 2025, 2024 and 2023, and determined current income tax for S/ 166,788 thousand, S/ 202,526 thousand and S/ 161,066 thousand, respectively.

Income tax expense includes:

In thousands of soles	Note	2025	2024	2023
Current		166,788	202,526	161,066
Deferred	14	(78,435)	(142,707)	(70,896)

Income tax		88,353	59,819	90,170

Reconciliation of the income tax effective rate to the tax rate is presented as follows:

In thousands of soles	2025		2024		2023
Profit (loss) before income tax	199,253	100.00%	183,777	100.00%	(124,174)	100.00%

Tax using the Company’s domestic tax rate (a)	47,562	23.87%	45,760	24.90%	(30,919)	24.90%
Effect of tax rates of a subsidiary abroad	20,240	10.16%	12,504	6.80%	(5,095)	4.10%
Non deductible expenses	18,308	9.19%	3,318	1.81%	34,429	(27.73%)
Tax losses for which deferred tax asset was not recognized	839	0.42%	12,110	6.59%	63,234	(50.92%)
Derecognition of previously recognized deductible temporary differences	—	—	—	—	8,411	(6.77%)
Recognition of previously unrecognized tax losses	(2,284)	(1.15%)	(32,362)	(17.61%)	—	—
Changes in tax rate (Colombia)	—	—	116	0.06%	11,815	(9.51%)
Annual adjustment for inflation	3,160	1.59%	4,106	2.23%	7,432	(5.98%)
Changes in estimates related to prior years	528	0.26%	14,267	7.76%	863	(0.70%)

Income tax	88,353	44.34%	59,819	32.55%	90,170	(72.62%)

Tax losses carried forward

D.
The Group has recognized a deferred income tax asset related to the tax-loss
carryforward of those subsidiaries where it is more likely than not that the tax-loss
carryforward can be used to compensate future taxable net income.

As of December 31, 2025, the Group recognized deferred net tax assets for S/ 290,378 thousand (S/ 270,520 thousand and S/ 210,073 thousand as of December 31, 2024 and 2023, respectively) related to tax losses carried forward of the Group.
Deferred tax assets recognized for tax losses expire as follows:

In thousands of soles	2025	Expiration date	2024	Expiration date	2023	Expiration date
Expire	196,126	2026-2037	168,865	2025-2036	99,089	2024-2035
Never expire	94,252	—	101,655	—	110,984	—

Income tax	290,378		270,520		210,073

According to the Income Tax Act, as amended, the entities established in Peru can choose one of the following two methods to carry forward their tax losses:

(i)	The tax loss may be offset with future income until it is extinguished, applying said loss up to 50 percent of the taxable income per year, or

(ii)	The tax loss may be used until four years after it has been generated.
According to the Income Tax Act, as amended, the entities established in Colombia can use the following method to carry forward their tax losses:

(i)	Tax losses established until 2016 do not expire, while tax losses generated as of 2017 can be carried forward for 12 years.
According to the Income Tax Act, as amended, the entities established in Mexico can use the following method to carry forward their tax losses:

(ii)	Tax losses generated can be carried forward for 10 years.
According to the Income Tax Act, as amended, the entities established in Luxembourg use the following method to carry forward their tax losses:

(iii)	Tax losses generated can be carried forward for 17 years.
Unrecognized deferred tax assets

E.
Deferred tax assets for certain subsidiaries have not been recognized in respect of the following item, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2025		2024		2023
In thousands of soles	Gross amount	Tax effect	Gross amount	Tax effect	Gross amount	Tax effect
Tax losses	2,842	839	41,051	12,110	214,354	63,234

	2,842	839	41,051	12,110	214,354	63,234

Temporary tax on net assets

F.
The Group is subject to the Temporary Tax on Net Assets (ITAN, from its Spanish acronym) in Peru. The taxable base is the prior period adjusted net asset value less depreciation and amortization, admitted by the Income Tax Law. The ITAN rate is 0.4% for 2023 and 2025 applied to the amount of net assets that exceed S/ 1,000,000. It may be paid in cash or in nine consecutive monthly installments. The amount paid may be used as a credit against payments of the general income tax regime for taxable periods from March to December of the fiscal period for which the tax was paid until maturity. As of December 31, 2025, the Group recognized S/ 6,996 thousand in Other assets (S/ 13,103 thousand and S/ 12,365 thousand as of December 31, 2024 and 2023, respectively).

Transfer pricing

G.
For the purpose of determining the Income Tax, the transfer prices of transactions with related parties and with companies domiciled in countries or territories that are noncooperating or low or zero tax countries or territories, or with entities or permanent establishments whose income, revenues or gains from said contracts are subject to a preferential tax regime, must be supported by documented information on the valuation methods used and the criteria considered for their determination. On the basis of the analysis of the operations of the Group’s subsidiaries, Management and its internal legal advisors believe that, as a consequence of the application of these standards, contingencies of the subsidiaries domiciled in Peru, Colombia, Mexico and Luxembourg will not arise as of December 31, 2025, 2024 and 2023.

Review of tax administration

H.
The Peruvian and Colombian tax authorities are entitled to audit and, if applicable, to correct the income tax calculated by the Group’s entities within the four years following the year of the tax return filing. The Group’s income tax returns for the years 2021 through 2025 are open for review by the Peruvian and Colombian tax authority. The Mexican and Luxembourg tax authorities are entitled to audit and, if applicable, to correct the income tax calculated by the Group’s entities within the five years following the year of the tax return filing. The income tax returns for the years 2019 through 2025 are open for review by the Mexican and Luxembourg tax authorities.

I.	The Group’s sales tax returns are open for review by the Peruvian, Colombian, Mexican and Luxembourg tax authorities, in the same years indicated in the previous paragraph.
Value Added Tax (VAT)

J.	For Peruvian, Colombian, Mexican and Luxembourg companies, the value added tax (VAT) is 18%, 19%, 16% and 17%, respectively.
Uncertainty over income tax treatments

K.	The Group believes that its accrual for tax liabilities is adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.
Pillar Two

L.
In Luxembourg, the Parliament adopted the bill of law 8292 implementing Council Directive (EU) 2022/2523 dated December 14, 2022 on ensuring a global minimum level of taxation for multinational enterprise groups and large-scale domestic groups in the EU, commonly known as Pillar Two, on December 20, 2023 and the law was published in the official gazette on December 22, 2023, therefore Lux Pillar Two is only effective as of January 1, 2024 and it has not been enacted in Peru, Colombia nor Mexico.

Management has analyzed the potential exposure of the Group to the Pillar Two, concluding that there is not any impact on the Group’s consolidated financial statements as of and for the year ended December 31, 2025 and Management also expects no significant impacts of Pillar Two in the coming years basically due has no expectation to obtain an effective tax rate of 15% or less in Peru, Colombia or Mexico in the coming years.